Share Capital	12 Months Ended
Mar. 31, 2023
Disclosure Of Classes Of Share Capital Text Block Abstract
SHARE CAPITAL
16.	SHARE CAPITAL

(a) Authorized

Unlimited number of common shares without par value. All shares issued as at March 31,2023 were fully paid.

(b) Share-based compensation

The Company has a share-based compensation plan (the “Plan”) which consists of stock options, restricted share units (the “RSUs”) and performance share units (the “PSUs”). The Plan allows for the maximum number of common shares to be reserved for issuance on any share-based compensation to be a rolling 10% of the issued and outstanding common shares from time to time. Furthermore, no more than 3% of the reserve may be granted in the form of RSUs and PSUs.

For the year ended March 31, 2023, a total of $3.8 million (year ended March 31, 2022 - $6.1 million) in share-based compensation expense was recognized and included in the corporate general and administrative expenses and property evaluation and business development expenses on the consolidated statements of income.

(i) Stock options

The following is a summary of option transactions:

	Number of shares	Weighted average exercise price per share CAD$
Balance, April 1, 2021	1,862,418	$5.45
Options exercised	(797,083)	2.98
Options cancelled/forfeited	(70,000)	7.46
Balance, March 31, 2022	995,335	$7.28
Option granted	595,000	3.95
Options cancelled/forfeited	(158,667)	6.29
Balance, March 31, 2023	1,431,668	$6.01

The following table summarizes information about stock options outstanding as at March 31, 2023:

		Weighted average
	Number of options	remaining	Weighted average	Number of options	Weighted average
Exercise price in	outstanding at	contractual life	exercise price in	exercisable at	exercise price in
CAD$	March 31, 2023	(Years)	CAD$	March 31, 2023	CAD$
$3.93	478,000	4.07	$3.93	79,666	$3.93
$4.08	60,000	4.90	$4.08	-	$-
$5.46	493,668	2.15	$5.46	410,832	$5.46
$9.45	400,000	2.62	$9.45	268,335	$9.45
$3.93 to $9.45	1,431,668	3.04	$6.01	758,833	$6.71

The fair value of stock options granted during the year ended March 31, 2023 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended March 31,
2023
Risk free interest rate	2.64%
Expected life of option in years	2.75 years
Expected volatility	62.00%
Expected dividend yield	0.81%
Estimated forfeiture rate	9.81%
Weighted average share price at date of grant	$3.95 CAD

(ii) RSUs

The following is a summary of RSUs transactions:

	Number of shares	Weighted average grant date closing price per share $CAD
Balance, April 1, 2021	1,249,336	$6.28
Granted	1,000,000	6.40
Forfeited	(46,999)	6.63
Distributed	(566,172)	5.90
Balance, March 31, 2022	1,636,165	$6.47
Granted	1,154,000	3.96
Forfeited	(159,792)	5.44
Distributed	(503,703)	6.04
Balance, March 31, 2023	2,126,670	$5.29

During the year ended March 31, 2023, a total of 1,154,000 RSUs were granted to directors, officers, and employees of the Company at grant date closing prices of CAD$3.93 to CAD$4.08 per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2023, a total of 1,056,000 RSUs were granted to directors, officers, and employees of the Company at grant date closing price of CAD$5.28 per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2023, a total of 174,423 RSUs with grant date closing prices of CAD$3.93 to CAD6.40 were distributed.

(c) Cash dividends declared

During the year ended March 31, 2023, dividends of $4.4 million, or $0.025 per share, (year ended March 31, 2022 - $4.4 million or $0.025 per share) were declared and paid.

(d) Normal course issuer bid

On August 25, 2021, the Company announced a normal course issuer bid (the “2021 NCIB”) which allows it to repurchase and cancel up to 7,054,000 of its own common shares until August 26, 2022. A total of 739,960 common shares were repurchased under 2021 NCIB at a weighted average price of CAD$3.25.

On August 24, 2022, the Company announced a normal course issuer bid (the “2022 NCIB”, together with the 2021 NCIB, the “NCIB Programs”) which allows it to repurchase and cancel up to 7,079,407 of its own common shares until August 28, 2023. As of March 31, 2023, the Company has repurchased a total of 98,277 common shares under the 2022 NCIB at a weighted average price of CAD$2.85.

The total repurchasing cost of the above mentioned NCIB Programs was $2.1 million. All shares bought were subsequently cancelled.

(e) Earnings per share (basic and diluted)

	For the years ended March 31,
	2023			2022
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$20,608			$30,634
Basic earnings per share	20,608	176,862,877	$0.12	30,634	176,534,501	$0.17
Effect of dilutive securities:
Stock options and RSUs		2,126,672			1,789,467
Diluted earnings per share	$20,608	178,989,549	$0.12	$30,634	178,323,968	$0.17

Anti-dilutive options that are not included in the diluted EPS calculation were 1,431,668 for the year ended March 31, 2023 (year ended March 31, 2022 – 995,335).